Stock-based Compensation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allocated Share-based Compensation Expense	$ 1,637,000	$ 0	$ 2,474,496	$ 482,295	$ 482,295	$ 547,842
Stock Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit			$ 0.04		$ 0.04	$ 0.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit			$ 2.00		$ 2.00	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 1,456,116		$ 1,456,116		$ 2,073,641	$ 702,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			7 years 7 months 24 days		7 years 4 months 13 days	5 years 10 months 17 days